SHORT-TERM INVESTMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Ifrs Short Term Investments [Abstract]
Term deposits	$ 7,084,482	$ 10,144,301
RSTICs	1,533,904	1,504,778
Total	$ 8,618,386	$ 11,649,079